Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings
Borrowings

12.  Borrowings

Borrowings consist of the following:

	December 31,	December 31,
	2021	2022
Short-term borrowing
Bank loan (i)	5,230,000	4,039,210
Current portion of convertible notes (ii)	1,228,278	—
Current portion of long-term borrowings (iii)	39,840	108,320
Current portion of loan from joint investor (iv)	456,190	—
Current portion of Asset-backed Securities and Notes (v)	343,654	1,129,596
Long-term borrowings:
Bank loan (iii)	42,260	430,460
Convertible notes (ii)	9,440,626	10,155,599
Asset-backed Securities and Notes (v)	256,290	293,945
Other financing arrangements	—	5,795
Total	17,037,138	16,162,925

(i) Short-term bank loan

As of December 31, 2021, the Group obtained short-term borrowings from several banks of RMB5,230,000 in aggregate. The annual interest rate of these borrowings is approximately 2.95% to 4.45%.

As of December 31, 2022, the Group obtained short-term borrowings from several banks of RMB4,039,210 in aggregate. The annual interest rate of these borrowings is approximately 1.95% to 3.5%.

The short-term borrowings contain covenants including, among others, limitation on liens, consolidation, merger, sale of the Group’s assets and certain financial measures. The Group is in compliance with all of the loan covenants as of December 31, 2021 and 2022. As of December 31, 2021 and 2022, certain of the Group’s short-term borrowings were guaranteed by the Company’s subsidiaries or pledged with trade receivable of RMB440,159 and nil, short-term investments of RMB556,299 and RMB348,230, and restricted cash of RMB1,123,596 and RMB355,197, respectively.

(ii) Convertible notes

2024 Notes

In February 2019, the Group issued US$650,000 convertible senior notes and additional US$100,000 senior notes (collectively the “2024 Notes”) to the Notes purchasers (the “Notes Offering”). The 2024 Notes bears interest at a rate of 4.50% per year, payable semi-annually in arrears on February 1 and August 1 of each year, beginning on August 1, 2019. The 2024 Notes is convertible into the Company’s American Depositary Shares at the pre-agreed fixed conversion price at the discretion of the holders and will mature for repayment on February 1, 2024. Holders of the 2024 Notes are entitled to require the Company to repurchase all or part of the 2024 Notes in cash on February 1, 2022 or in the event of certain fundamental changes. In connection with the Notes Offering, the Company entered into capped call transactions with certain Notes purchasers and/or their respective affiliates and/or other financial institutions (the “Capped Call Option Counterparties”) and used a portion of the net proceeds of the Notes Offering to pay the cost of such transactions. In addition, the Company also entered into privately negotiated zero-strike call option transactions with certain Notes purchasers or their respective affiliates (the “Zero-Strike Call Option Counterparties”) and used a portion of the net proceeds of the Notes Offering to pay the aggregate premium under such transactions. The Company accounts for the 2024 Notes as a single instruments as a long-term debt. The debt issuance cost were recorded as reduction to the long-term debts and are amortized as interest expenses using the effective interest method. The value of the 2024 Notes are measured by the cash received. The cost for the capped call transactions have been recorded as deduction of additional paid-in capital within total shareholders’ deficit. The zero-strike call option was deemed as a prepaid forward to purchase the Company’s own shares and recognized as permanent equity at its fair value at inception as a reduction to additional paid in capital in the consolidated balance sheet. In November 2020, US$7.0 in aggregate principal amount of such Notes were converted, pursuant to which the Company issued 735 Class A ordinary shares to the holders of such Notes. The balance of the Notes converted were derecognized and recorded as ordinary shares and additional paid-in capital.

On January 15, 2021, the Company entered into separate and individually privately negotiated agreements with certain holders of its outstanding 2024 Notes to exchange US$581,685 principal amount of the outstanding 2024 Notes for 62,192,017 ADSs with a conversion premium of US$56,359 (the “2024 Notes Exchanges”). In connection with the 2024 Notes Exchanges, the Company also entered into agreements with certain financial institutions to terminate a portion of the capped call transactions and Zero-Strike Call transactions with the amount corresponding to the portion of the principal amount of the 2024 Notes that were exchanged. With above termination of the capped call transactions and Zero-Strike Call transactions, the Company received 16,402,643 treasury shares accordingly.

For the 2024 Notes Exchanges, the 2024 Notes with carrying amount of US$578,902 were derecognised with a corresponding amount being recognised as share capital and additional paid-in capital. The conversion premium of US$56,359 was recorded as interest expenses according to ASC 470-20-40-16, which requires a reporting entity to recognize an expense equal to the fair value of the shares or other consideration issued to induce conversion, i.e., the excess of the fair value of all consideration transferred over the fair value of the securities transferred pursuant to the original conversion terms. For the terminations of the capped call transactions and Zero-Strike Call transactions, the amount of the purchase price of the capped call transactions and Zero-Strike Call transactions terminated of RMB1,849,600 that was previously recorded in the additional paid-in capital was reclassified to treasury stock.

During the year ended December 31, 2021 and 2022, US$3,080 and US$1,642 in aggregate principal amount of such Notes were converted, pursuant to which the Company issued 316,979 and 172,631 Class A ordinary shares to the holders of such Notes respectively. The balance of the Notes converted were derecognized and was recorded as ordinary shares and additional paid-in capital.

As of December 31, 2021, the Company reclassified the carrying value of the remaining 2024 Notes with the amount of RMB1,053,112 in current liabilities to reflect the early redemption right by 2024 Notes holders on February 1, 2022. Subsequently in 2022, no early redemption right were exercised by 2024 Notes holders. As of December 31, 2022, the carrying value of the remaining 2024 Notes with the amount of RMB1,144,464 were classified in non-current liabilities.

Affiliate Notes

On September 5, 2019, the Group issued US$200,000 convertible senior notes to an affiliate of Tencent Holdings Limited and Mr. Bin Li, chairman and chief executive officer of the Company (collectively the “Affiliate Notes”). Tencent and Mr. Li each subscribed for US$100,000 principal amount of the convertible notes, each in two equally split tranches. The 360-day Notes would be convertible into Class A ordinary shares (or ADSs) of the Company at a conversion price of US$2.98 per ADS at the holder’s option from the 15th day immediately prior to maturity, and the 3-year Notes will be convertible into Class A ordinary shares (or ADSs) of the Company at a conversion price of US$3.12 per ADS at the holder’s option from the first anniversary of the issuance date. The holders of the 3-year Notes will have the right to require the Company to repurchase for cash all of the Notes or any portion thereof on February 1, 2022.

In September and December 2020, all of the 360-day Notes due in 2020 and US$50,000 in aggregate principal amount of the 3-year Notes due in 2022 were converted, pursuant to which the Company issued 49,582,686 Class A ordinary shares to the holders of such Notes. Such Notes were derecognized and recorded as ordinary shares and additional paid-in capital. In January 2021, US$22,526 (RMB148,393) in aggregate principal amount of the 3-year Notes due in 2022 were converted, pursuant to which the Company issued 7,219,872 Class A ordinary shares to the holders of such Notes. Such Notes were derecognized and recorded as ordinary shares and additional paid-in capital. As of December 31, 2021, the balances of these convertible notes outstanding were RMB175,166 in current liabilities. In August 2022, US$27,474 (RMB189,494) in aggregate principal amount of the 3-year Notes due in 2022 were converted, pursuant to which the Company issued 8,805,770 Class A ordinary shares to the holders of such Notes. Such Notes were derecognized and recorded as ordinary shares and additional paid-in capital with amount of RMB 15 and RMB 207,457 respectively. As of December 31, 2022, all of the the 3-year Notes have been converted.

2021 Notes

In January and February 2020, the Company issued convertible notes to several third party investors with an aggregate principal amount of US$200,000. The Notes issued bore zero interest and matured on February 4, 2021 (collectively the “2021 Notes”). Prior to maturity, the holder of the Notes has the right to convert the Notes (a) after the six-month anniversary, into ADSs representing Class A ordinary shares of the Company at an initial conversion price of US$3.07 per ADS or (b) upon the completion of a bona fide issuance of equity securities of the Company for fundraising purposes, into ADSs representing Class A ordinary shares of the Company at the conversion price derived from such equity financing. The Notes were recorded in short-term borrowings with interest expenses accrued over the term using the effective interest method. The debt issuance cost were recorded as reduction to the short-term borrowings and are amortized as interest expenses using the effective interest method. In July and August 2020, all of such Notes were converted, pursuant to which the Company issued 65,146,600 ADSs to the holders of such Notes. Such Notes were derecognized and recorded as ordinary shares and additional paid-in capital.

In March 2020, the Company issued convertible notes to several third party investors with an aggregate principal amount of US$235,000. The Notes issued bore zero interest and matured on March 5, 2021 (collectively the “2021 Notes”). Prior to maturity, holders of the Notes had the right to convert either all or part of the principal amount of the Notes into Class A ordinary shares (or ADSs) of the Company from September 5, 2020, at a conversion price of US$3.50 per ADS, subject to certain adjustments. The Notes were recorded in short-term borrowings with interest expenses accrued over the term using the effective interest method. The debt issuance costs were recorded as reduction to the short-term borrowings and are amortized as interest expenses using the effective interest method. In September and October 2020, all of such Notes were converted, pursuant to which the Company issued 67,142,790 Class A ADSs to the holders of such Notes. Such Notes were derecognized and recorded as ordinary shares and additional paid-in capital.

2026 and 2027 Notes

In January 2021, the Group issued US$750,000 convertible senior Notes due 2026 (the “2026 Notes”) and US$750,000 convertible senior Notes due 2027 (the “2027 Notes”). The 2026 Notes bears no interest and the 2027 Notes bears interest at a rate of 0.50% per year, which is payable semiannually in arrears on February 1 and August 1 of each year, beginning on August 1, 2021. Holders may convert their 2026 Notes at their option prior to the close of business on the business day immediately preceding August 1, 2025, and holders may convert their 2027 Notes at their option prior to the close of business on the business day immediately preceding August 1, 2026. The initial conversion price is US$93.06 per ADS for the Notes, subject to customary anti-dilution adjustments. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at the Company’s discretion. Holders of the 2026 Notes have the right to require the Company to repurchase in cash for all or part of their Notes on February 1, 2024 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased. Holders of the 2027 Notes have the right to require the Company to repurchase in cash for all or part of their Notes on February 1, 2025 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid interest.

The Company early adopted ASU 2020-06 which eliminates the cash conversion accounting models for 2026 Notes and 2027 Notes. Accordingly, the principal amount of these Notes was reported as one single unit of account in long-term borrowings at its principal amount, net of debt issuance costs of US$26,340, on the basis of not electing fair value option for the Notes and no substantial premium to be offered. The Notes are subsequently measured at amortized cost with interest expenses accrued over the term of these Notes using the effective interest method. As of December 31, 2021, the carrying amount of the Notes were RMB9,440,626.

In 2022, the Group repurchased the aggregated portion of 2026 Notes with the carrying amount of US$190,962 (RMB1,317,106). As of December 31, 2022, the carrying amount of the remaining Notes were RMB9,011,135.

(iii) Long-term bank loan

				As of December 31, 2021			As of December 31, 2022
				Current portion			Current portion
			Maturity/	Outstanding	according to the	Long-term	Outstanding	according to the	Long-term
Ref.	Date of borrowing	Lender/Banks	Repayment date	loan	repayment schedule	portion	loan	repayment schedule	portion
1	December 24, 2020	Bank of Shanghai	December 24, 2023	33,440	16,560	16,880	—	—	—
2	February 8, 2021	Bank of Shanghai	February 8, 2024	48,660	23,280	25,380	—	—	—
3	March 7,2022	Bank of Beijing	March 6,2024	—	—	—	149,000	2,000	147,000
4	June 15, 2022	Bank of Shanghai	June 15, 2025	—	—	—	172,980	46,320	126,660
5	June 22, 2022	Hang Seng Bank	June 22, 2024	—	—	—	180,000	60,000	120,000
6	July 25, 2022	China Construction Bank	July 25, 2029	—	—	—	6,800	—	6,800
7	July 26, 2022	Industrial and Commercial Bank of China	July 25, 2029	—	—	—	10,200	—	10,200
8	August 24, 2022	China Construction Bank	July 25, 2029	—	—	—	19,800	—	19,800
	Total			82,100	39,840	42,260	538,780	108,320	430,460

The long-term borrowings contain covenants including, among others, limitation on liens, consolidation, merger and sale of the Group’s assets and certain financial measures. The Group is in compliance with all of the loan covenants as of December 31, 2021 and 2022. As of December 31, 2021 and 2022, certain of the Group’s long-term borrowings were guaranteed by the Company’s subsidiaries or pledged with trade receivable of RMB104,424 and nil, respectively.

As of December 31, 2021, the Group had bank facilities with aggregated amount of RMB29,340,000, of which RMB5,180,000, RMB590,000, RMB3,828,600 were utilized for borrowing, letters of guarantee, banker’s acceptance, respectively.

As of December 31, 2022, the Group had bank facilities with aggregated amount of RMB56,121,492 which consists of non-collateral based bank facilities of RMB28,411,492 and collateral-based bank facilities of RMB27,710,000. Out of the total non-collateral bank facilities, RMB2,838,780, RMB3,264,275 and RMB350,000 were used for bank borrowing, issuance of letters of guarantee and banks’ acceptance notes, respectively. Out of the total collateral-based bank facilities, RMB2,650,000, RMB5,884,500 and RMB300,000 were used for issuance of letters of guarantee, bank’s acceptance notes and letter of credit, respectively.

(iv) Loan from joint investor

On May 18, 2017, the Group entered into a joint investment agreement with Wuhan Donghu New Technology Development Zone Management Committee (“Wuhan Donghu”) to set up PE WHJV. Wuhan Donghu subscribed for RMB384,000 paid in capital in PE WHJV with 49% of its shares. On June 30, 2017, September 29, 2017 and April 16, 2018, Wuhan Donghu injected RMB50,000, RMB100,000 and RMB234,000 paid in capital in cash to PE WHJV, respectively. Pursuant to the investment agreement, Wuhan Donghu does not have substantive participating rights to PE WHJV, nor is allowed to transfer its equity interest in PE WHJV to other third party. In addition, within five years or when the net assets of PE WHJV is less than RMB550,000, the Group is obligated to purchase from Wuhan Donghu all of its interest in PE WHJV at its investment amount paid plus interest at the current market rate promulgated by PBOC. As such, the Group consolidates PE WHJV. The investment by Wuhan Donghu is accounted for as a loan because it is only entitled to fixed interest income and subject to repayment within five years or upon breach of the financial covenant. As of December 31, 2021, RMB72,190 of interest were accrued at the benchmark rate of medium and long-term loan announced by PBOC.

In November 2022, the Group repaid the loan to Wuhan Donghu with total consideration of RMB473,200. Upon completion of this transaction, the Group held 100% of the shares of PE WHJV.

(v) Asset-backed securities and notes

The Group entered into several asset-backed securitization arrangements with third-party financial institutions and set up securitization vehicles to issue the senior debt securities and notes to third party investors, which are collateralized by the auto financing receivables (the “transferred financial assets”). The Group also acts as servicer to provide management, administration and collection services on the transferred financial assets. The Group consolidated the securitization vehicles as economic interests are retained in the form of subordinated interests. The proceeds from the issuance of debt securities and notes are reported as securitization debt. The securities and notes are due for repayment when collections on the underlying collateralized assets occur and the amounts are included in “Current portion of long-term borrowings” or “Long-term borrowings” according to the contractual maturities date of the debt securities and notes. As of December 31, 2021 and 2022, the balance of current portion of asset-backed securities and notes are RMB343,654 and RMB1,129,596, and the balance of non-current portion of asset-backed securities and notes are RMB256,290 and RMB293,945, respectively.